Provisions - Balances of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Other provisions	€ 4,856	€ 4,944
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	278	241
Telefónica Brazil | Provisions for tax proceedings
Disclosure of other provisions [line items]
Other provisions	902	911	€ 644
Telefónica Brazil | Provisions for tax proceedings | Federal taxes
Disclosure of other provisions [line items]
Other provisions	127	100
Telefónica Brazil | Provisions for tax proceedings | State taxes
Disclosure of other provisions [line items]
Other provisions	58	66
Telefónica Brazil | Provisions for tax proceedings | Municipal taxes
Disclosure of other provisions [line items]
Other provisions	8	9
Telefónica Brazil | Provisions for tax proceedings | FUST, FISTEL and EBC
Disclosure of other provisions [line items]
Other provisions	709	736
Telefónica Brazil | Provisions for regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,277	1,461
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	1,693	1,858
Telefónica Brazil | Provisions for tax proceedings
Disclosure of other provisions [line items]
Other provisions	902	911
Telefónica Brazil | Provisions for regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	278	241
Telefónica Brazil | Provisions for labor claims
Disclosure of other provisions [line items]
Other provisions	247	403
Telefónica Brazil | Provisions for civil proceedings
Disclosure of other provisions [line items]
Other provisions	€ 266	€ 303